Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company declared cash dividends per ordinary share during the periods presented as follows:

	2017		2018		2019
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.050	$7,134	$0.075	$10,832	$0.075	$10,956
Second quarter	$0.050	7,148	$0.075	10,835	$0.075	10,957
Third quarter	$0.050	7,155	$0.075	10,843	$0.075	10,029
Fourth quarter	$0.075	10,737	$0.075	10,849	$0.0875	12,171

		$32,174		$43,359		$44,113